Prepayments (Details) - Schedule of Prepayments - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments [Abstract]
Advance payments to suppliers	SFr 212,579	SFr 659,861
Insurance	71,253	49,405
Total prepayments	SFr 283,832	SFr 709,266